Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Inflation Protected Securities Fund(formerly, Federated Hermes Real Return Bond Fund) A Portfolio of Federated Hermes Income Securities TrustCLASS A SHARES (TICKER RRFAX) CLASS C SHARES (TICKER RRFCX) INSTITUTIONAL SHARES (TICKER RRFIX) CLASS R6 SHARES (TICKER FIPRX)SUPPLEMENT TO PROSPECTUS DATED DECEMBER 29, 2021The Board of Trustees of Federated Hermes Income Securities Trust, on behalf of Federated Hermes Inflation Protected Securities Fund (the “Fund”), has approved a reduction in the Fund’s management fee from 0.40% to 0.30% of the Fund’s average daily net assets effective July 1, 2022. Accordingly, the following changes are made:1. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACISR6Management Fee[1]0.30%0.30%0.30%0.30%Distribution (12b-1) Fee0.00%[2]0.75%NoneNoneOther Expenses0.84%0.84%0.59%[3]0.54%[4]Total Annual Fund Operating Expenses[1]1.14%1.89%0.89%0.84%Fee Waivers and/or Expense Reimbursements[1,5](0.54)%(0.54)%(0.54)%(0.53)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.60%1.35%0.35%0.31%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2022.2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.4Other Expenses are based on estimated amounts for the current fiscal year.5The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.59%, 1.34%, 0.34% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$561$796$1,049$1,774Expenses assuming no redemption$561$796$1,049$1,774C:Expenses assuming redemption$292$594$1,021$2,016Expenses assuming no redemption$192$594$1,021$2,016IS:Expenses assuming redemption$91$284$493$1,096Expenses assuming no redemption$91$284$493$1,096R6:Expenses assuming redemption$86$268$466$1,037Expenses assuming no redemption$86$268$466$1,0372. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - A CLASSANNUAL EXPENSE RATIO: 1.14%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$477.50$10,027.50$560.97$9,918.632$9,918.63$495.93$10,414.56$115.25$10,301.493$10,301.49$515.07$10,816.56$119.70$10,699.134$10,699.13$534.96$11,234.09$124.32$11,112.125$11,112.12$555.61$11,667.73$129.12$11,541.056$11,541.05$577.05$12,118.10$134.11$11,986.537$11,986.53$599.33$12,585.86$139.28$12,449.218$12,449.21$622.46$13,071.67$144.66$12,929.759$12,929.75$646.49$13,576.24$150.24$13,428.8410$13,428.84$671.44$14,100.28$156.04$13,947.19Cumulative$5,695.84$1,773.69FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - C CLASSANNUAL EXPENSE RATIO: 1.89%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$191.94$10,311.002$10,311.00$515.55$10,826.55$197.91$10,631.673$10,631.67$531.58$11,163.25$204.06$10,962.314$10,962.31$548.12$11,510.43$210.41$11,303.245$11,303.24$565.16$11,868.40$216.95$11,654.776$11,654.77$582.74$12,237.51$223.70$12,017.237$12,017.23$600.86$12,618.09$230.66$12,390.978$12,390.97$619.55$13,010.52$237.83$12,776.33Converts from Class C to Class AAnnual Expense Ratio: 1.14%9$12,776.33$638.82$13,415.15$148.46$13,269.5010$13,269.50$663.48$13,932.98$154.19$13,781.70Cumulative$5,765.86$2,016.11FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - IS CLASSANNUAL EXPENSE RATIO: 0.89%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$90.83$10,411.002$10,411.00$520.55$10,931.55$94.56$10,838.893$10,838.89$541.94$11,380.83$98.45$11,284.374$11,284.37$564.22$11,848.59$102.49$11,748.165$11,748.16$587.41$12,335.57$106.71$12,231.016$12,231.01$611.55$12,842.56$111.09$12,733.707$12,733.70$636.69$13,370.39$115.66$13,257.068$13,257.06$662.85$13,919.91$120.41$13,801.939$13,801.93$690.10$14,492.03$125.36$14,369.1910$14,369.19$718.46$15,087.65$130.51$14,959.76Cumulative$6,033.77$1,096.07FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - R6 CLASSANNUAL EXPENSE RATIO: 0.84%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$85.75$10,416.002$10,416.00$520.80$10,936.80$89.31$10,849.313$10,849.31$542.47$11,391.78$93.03$11,300.644$11,300.64$565.03$11,865.67$96.90$11,770.755$11,770.75$588.54$12,359.29$100.93$12,260.416$12,260.41$613.02$12,873.43$105.13$12,770.447$12,770.44$638.52$13,408.96$109.50$13,301.698$13,301.69$665.08$13,966.77$114.06$13,855.049$13,855.04$692.75$14,547.79$118.80$14,431.4110$14,431.41$721.57$15,152.98$123.75$15,031.76Cumulative$6,047.78$1,037.16June 22, 2022Federated Hermes Inflation Protected Securities Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455735 (6/22)© 2022 Federated Hermes, Inc.
Federated Hermes Inflation Protected Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Inflation Protected Securities Fund(formerly, Federated Hermes Real Return Bond Fund) A Portfolio of Federated Hermes Income Securities TrustCLASS A SHARES (TICKER RRFAX) CLASS C SHARES (TICKER RRFCX) INSTITUTIONAL SHARES (TICKER RRFIX) CLASS R6 SHARES (TICKER FIPRX)SUPPLEMENT TO PROSPECTUS DATED DECEMBER 29, 2021The Board of Trustees of Federated Hermes Income Securities Trust, on behalf of Federated Hermes Inflation Protected Securities Fund (the “Fund”), has approved a reduction in the Fund’s management fee from 0.40% to 0.30% of the Fund’s average daily net assets effective July 1, 2022. Accordingly, the following changes are made:1. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACISR6Management Fee[1]0.30%0.30%0.30%0.30%Distribution (12b-1) Fee0.00%[2]0.75%NoneNoneOther Expenses0.84%0.84%0.59%[3]0.54%[4]Total Annual Fund Operating Expenses[1]1.14%1.89%0.89%0.84%Fee Waivers and/or Expense Reimbursements[1,5](0.54)%(0.54)%(0.54)%(0.53)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.60%1.35%0.35%0.31%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2022.2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.4Other Expenses are based on estimated amounts for the current fiscal year.5The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.59%, 1.34%, 0.34% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$561$796$1,049$1,774Expenses assuming no redemption$561$796$1,049$1,774C:Expenses assuming redemption$292$594$1,021$2,016Expenses assuming no redemption$192$594$1,021$2,016IS:Expenses assuming redemption$91$284$493$1,096Expenses assuming no redemption$91$284$493$1,096R6:Expenses assuming redemption$86$268$466$1,037Expenses assuming no redemption$86$268$466$1,0372. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - A CLASSANNUAL EXPENSE RATIO: 1.14%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$477.50$10,027.50$560.97$9,918.632$9,918.63$495.93$10,414.56$115.25$10,301.493$10,301.49$515.07$10,816.56$119.70$10,699.134$10,699.13$534.96$11,234.09$124.32$11,112.125$11,112.12$555.61$11,667.73$129.12$11,541.056$11,541.05$577.05$12,118.10$134.11$11,986.537$11,986.53$599.33$12,585.86$139.28$12,449.218$12,449.21$622.46$13,071.67$144.66$12,929.759$12,929.75$646.49$13,576.24$150.24$13,428.8410$13,428.84$671.44$14,100.28$156.04$13,947.19Cumulative$5,695.84$1,773.69FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - C CLASSANNUAL EXPENSE RATIO: 1.89%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$191.94$10,311.002$10,311.00$515.55$10,826.55$197.91$10,631.673$10,631.67$531.58$11,163.25$204.06$10,962.314$10,962.31$548.12$11,510.43$210.41$11,303.245$11,303.24$565.16$11,868.40$216.95$11,654.776$11,654.77$582.74$12,237.51$223.70$12,017.237$12,017.23$600.86$12,618.09$230.66$12,390.978$12,390.97$619.55$13,010.52$237.83$12,776.33Converts from Class C to Class AAnnual Expense Ratio: 1.14%9$12,776.33$638.82$13,415.15$148.46$13,269.5010$13,269.50$663.48$13,932.98$154.19$13,781.70Cumulative$5,765.86$2,016.11FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - IS CLASSANNUAL EXPENSE RATIO: 0.89%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$90.83$10,411.002$10,411.00$520.55$10,931.55$94.56$10,838.893$10,838.89$541.94$11,380.83$98.45$11,284.374$11,284.37$564.22$11,848.59$102.49$11,748.165$11,748.16$587.41$12,335.57$106.71$12,231.016$12,231.01$611.55$12,842.56$111.09$12,733.707$12,733.70$636.69$13,370.39$115.66$13,257.068$13,257.06$662.85$13,919.91$120.41$13,801.939$13,801.93$690.10$14,492.03$125.36$14,369.1910$14,369.19$718.46$15,087.65$130.51$14,959.76Cumulative$6,033.77$1,096.07FEDERATED HERMES INFLATION PROTECTED SECURITIES FUND - R6 CLASSANNUAL EXPENSE RATIO: 0.84%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$85.75$10,416.002$10,416.00$520.80$10,936.80$89.31$10,849.313$10,849.31$542.47$11,391.78$93.03$11,300.644$11,300.64$565.03$11,865.67$96.90$11,770.755$11,770.75$588.54$12,359.29$100.93$12,260.416$12,260.41$613.02$12,873.43$105.13$12,770.447$12,770.44$638.52$13,408.96$109.50$13,301.698$13,301.69$665.08$13,966.77$114.06$13,855.049$13,855.04$692.75$14,547.79$118.80$14,431.4110$14,431.41$721.57$15,152.98$123.75$15,031.76Cumulative$6,047.78$1,037.16June 22, 2022Federated Hermes Inflation Protected Securities Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455735 (6/22)© 2022 Federated Hermes, Inc.